Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Parenthetical) (Detail) - Swaps [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Charges and Other Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ 1,219	$ 363
Prepaids and Other Current Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ 4,267	$ 5,062